Property and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 33,322		¥ 112,360
Less: accumulated depreciation	(18,215)		(67,275)
Property and equipment, net	15,107	$ 2,370	45,085
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property and equipment, gross	218		57,625
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	30,115		52,220
Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 2,989		¥ 2,515